UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management LLC

Address:  40 Main Street
          Chatham, New Jersey 07928

13F File Number: 28-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100

Signature, Place and Date of Signing:


/s/ Alan Fournier               Chatham, New Jersey           August 6, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $305,024
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                                                             COLUMN  COLUMN
               COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4           COLUMN 5         6       7             COLUMN 8
               --------           --------      --------   --------           --------       ------  ------          --------

                                                                                              IN-
                                                                                              VEST-
                                                                                              MENT
                                                                                              DIS-               VOTING AUTHORITY
                                                            VALUE       SHRS OR    SH/  PUT/  CRE-   OTHER    ----------------------
            NAME OF ISSUER     TITLE OF CLASS    CUSIP    (X$1000)      PRN AMT    PRN  CALL  TION  MANAGERS  SOLE      SHARED  NONE
            --------------     --------------    -----    --------      -------    ---  ----  ----  --------  ----      ------  ----
Accredited Home Lenders
  Holding Co.                  Common Stock    00437P107   14,772     759,900   0   0     0   SOLE       0      759,900    0     0
Agere Systems Inc. - CL A      Common Stock A  00845V100    7,561   3,245,000   0   0     0   SOLE       0    3,245,000    0     0
Agere Systems Inc. - CL B      Common Stock B  00845V209      920     400,000   0   0     0   SOLE       0      400,000    0     0
Arch Coal Inc.                 Common Stock    039380100    4,826     210,000   0   0     0   SOLE       0      210,000    0     0
Ashland Inc.                   Common Stock    044204105    8,603     280,400   0   0     0   SOLE       0      280,400    0     0
Bindview Development Corp      Common Stock    090327107    1,738     860,240   0   0     0   SOLE       0      860,240    0     0
Boca Resorts Inc.              CL A            09688T106    5,634     433,400   0   0     0   SOLE       0      433,400    0     0
Brunswick Corp                 Common Stock    117043109    9,883     395,000   0   0     0   SOLE       0      395,000    0     0
CIT Group Inc.                 Common Stock    125581108   11,093     450,000   0   0     0   SOLE       0      450,000    0     0
Celanese AG                    Common Stock    D1497A101    1,920      80,000   0   0     0   SOLE       0       80,000    0     0
Cendant Corp                   Common Stock    151313103    7,328     400,000   0   0     0   SOLE       0      400,000    0     0
Circuit City Stores            Common Stock    172737108    7,040     800,000   0   0     0   SOLE       0      800,000    0     0
Commscope Inc.                 Common Stock    203372107    5,653     595,000   0   0     0   SOLE       0      595,000    0     0
Devon Energy Corp. New         Common Stock    25179m103    9,126     170,900   0   0     0   SOLE       0      170,900    0     0
Enterasys Networks Inc.        Common Stock    293637104   12,423   4,100,000   0   0     0   SOLE       0    4,100,000    0     0
Federal Home Loan Mortgage
  Company                      Common Stock    313400301    6,346     125,000   0   0     0   SOLE       0      125,000    0     0
First Niagara Financial
  Group                        Common Stock    33582V108    1,810     130,000   0   0     0   SOLE       0      130,000    0     0
Frontier Oil Corporation       Common Stock    35914P105    3,435     226,000   0   0     0   SOLE       0      226,000    0     0
Genesis Health Ventures Inc.   Common Stock    37183F107    4,050     230,000   0   0     0   SOLE       0      230,000    0     0
Gentiva Health Services Inc.   Common Stock    37247A102    5,488     606,400   0   0     0   SOLE       0      606,400    0     0
Global SantaFe Corporation     Common Stock    G3920E101    4,435     190,000   0   0     0   SOLE       0      190,000    0     0
Handleman Co. Del              Common Stock    410252100    7,680     480,000   0   0     0   SOLE       0      480,000    0     0
Health Net Inc.                Common Stock    42222G108    2,636      80,000   0   0     0   SOLE       0       80,000    0     0
Inamed Corp.                   Common Stock    453235103   12,451     233,300   0   0     0   SOLE       0      233,300    0     0
Infinity Property &
  Casualty Company             Common Stock    45665Q103    7,426     325,000   0   0     0   SOLE       0      325,000    0     0
Joy Global Inc.                Common Stock    481165108    8,425     570,000   0   0     0   SOLE       0      570,000    0     0
Kadant Inc.                    Common Stock    48282T104    6,188     330,000   0   0     0   SOLE       0      330,000    0     0
Kindred Healthcare Inc.        Common Stock    494580103    8,197     461,300   0   0     0   SOLE       0      461,300    0     0
Louisiana-Pacific Corp.        Common Stock    546347105    8,455     780,000   0   0     0   SOLE       0      780,000    0     0
McDermott Intl Inc.            Common Stock    580037109   19,623   3,100,000   0   0     0   SOLE       0    3,100,000    0     0
Old Republic International
  Corp                         Common Stock    680223104    8,047     234,800   0   0     0   SOLE       0      234,800    0     0
Overture Services, inc.        Common Stock    69039R100    2,972     163,900   0   0     0   SOLE       0      163,900    0     0
PG&E Corporation               Common Stock    69331C108    4,230     200,000   0   0     0   SOLE       0      200,000    0     0
Polo Ralph Lauren Corp         CL A            731572103    5,055     196,000   0   0     0   SOLE       0      196,000    0     0
Praecis Pharmaceuticals        Common Stock    739421105    6,556   1,338,000   0   0     0   SOLE       0    1,338,000    0     0
Providian Financial Corp.      Common Stock    74406A102    4,630     500,000   0   0     0   SOLE       0      500,000    0     0
RADVision Ltd                  Ord             M81869105    4,809     717,800   0   0     0   SOLE       0      717,800    0     0
Sappi LTD                      Common Stock    803069202    6,123     495,800   0   0     0   SOLE       0      495,800    0     0
Saxon Capital                  Common Stock    80556P302   16,772     970,600   0   0     0   SOLE       0      970,600    0     0
Tenet Healthcare Corp.         Common Stock    88033G100    3,495     300,000   0   0     0   SOLE       0      300,000    0     0
United States Steel Corp.      Common Stock    912909108    1,964     120,000   0   0     0   SOLE       0      120,000    0     0
Universal Stainless &
  Alloy Products               Common Stock    913837100    4,064     628,190   0   0     0   SOLE       0      628,190    0     0
Washington Group Intl.         Common Stock    938862208   21,142     965,400   0   0     0   SOLE       0      965,400    0     0
                                                 Total:    305024

03461.0004 #421304